STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES:
Net Loss	$ (2,200,042)	$ (266,471)
Option grants expense	676,336
Stock based compensation	369,000	43,225
Accounts receivable (increase/decrease)	(290,211)	(308,908)
Inventory (increase/decrease)	(266,904)	(40,712)
Prepaid expenses (increase/decrease)	2,835
Accounts payable and accrued liabilities (increase/decrease)	(55,160)	(47,001)
Accounts payable - related parties (increase/decrease)		92,025
Unearned revenue (increase/decrease)	4,798
NET CASH USED IN OPERATING ACTIVITIES	(1,759,348)	(527,842)
INVESTING ACTIVITIES:
Purchase of fixed assets	(5,976)
NET CASH USED BY INVESTING ACTIVITIES	(5,976)
FINANCING ACTIVITIES:
Proceeds from term loan		500,000
Proceeds from shareholder advances		14,500
Payments on shareholder advances		(14,500)
Proceeds from issuance of common stock for cash	2,000,000	140,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,000,000	640,000
NET INCREASE (DECREASE) IN CASH	234,676	112,158
CASH, Beginning of Period	213,156	7,383
CASH, End of Period	447,832	119,541
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid		1,485
NON CASH INVESTING AND FINANCING ACTIVITIES
Common shares issued to settle related party payables and shareholder advances		121,940
Common shares issued as underwriting fees	$ 891